SCHEDULE OF FORTH REPORTING REVENUE INFORMATION (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total		$ 86	$ 128	$ 287	$ 240
ISRAEL
Segment Reporting [Line Items]
Total		74	74	104	104
JAPAN
Segment Reporting [Line Items]
Total			31	105	75
UNITED STATES
Segment Reporting [Line Items]
Total			12	15	32
Other [Member]
Segment Reporting [Line Items]
Total	[1]	$ 12	$ 11	$ 63	$ 29

[1]	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.